Leases	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Leases
NOTE 17.	LEASES
PEMEX leases plants, transportation and storage equipment, port facilities, buildings and land. Leases generally run for a period of 1 to 20 years, in some cases with an option to renew the lease after that date. Some lease payments are renegotiated every five years to reflect that the rent payments are market compliant. Some of the leases provide for additional rental payments that are based on changes in local price indexes. For certain leases, PEMEX has restrictions to enter into a sublease agreement.
Plants, transport and storage equipment, port facilities, buildings and land leases were entered into in previous years as service, transportation and building leases.
PEMEX has rights of use assets for equipment whose contractual terms are from one to three years. These leases are short-term and / or low-value
item leases. PEMEX has decided not to recognize the
right-of-use
assets and lease liabilities for these leases.
Lease information where PEMEX is a lessee is presented as follows:

i.	Rights of use assets are as follow:

	Rights of use assets
	Transportation and storage equipment		Plants	Drilling equipment (1)	Rights of use	Port facilities	Buildings	Lands	Total
Balance as of January 1, 2019	U.S. $	40,029,595	24,099,662	6,223,655	1,922,291	371,348	75,771	38,258	72,760,580
Depreciation of the year		(5,377,668)	(1,854,894)	(162,153)	(86,342)	(33,949)	(16,015)	(3,028)	(7,534,049)
Additions		895,291	3,448,691	—	—	1,286,054	5,456	—	5,635,492
Currency translation effect		(43,709)	—	—	—	—	—	—	(43,709)

Balance as of December 31, 2019		35,503,509	25,693,459	6,061,502	1,835,949	1,623,453	65,212	35,230	70,818,314
Depreciation of the year		(4,868,961)	(1,869,775)	(122,874)	(84,399)	355,505	(17,567)	(2,951)	(6,611,022)
Cancellations		(5,476,350)	—	—	—	—	—	—	(5,476,350)
Additions		97,891	—	—	—	438,951	—	579	537,421
Currency translation effect		12,292	—	—	—	—	1,116	511	13,919
Impairment		—	—	—	(87,025)	—	—	—	(87,025)

Balance as of December 31, 2020		25,268,381	23,823,684	5,938,628	1,664,525	2,417,909	48,761	33,369	59,195,257

Estimated useful life		1 to 10 years	14 years	10 years	23 years	20 years	1to 5 years	5 years

(1)	Note 13-F.

ii.	Leases liabilities are as follows:

	2020		2019
Lease liabilities recognized at January 1, 2020	Ps.	68,148,627	70,651,797
Additions		625,410	5,683,676
Cancellations		(6,578,337)	—
Payments of principal		(7,979,972)	(10,709,421)
Accrued interest		5,398,964	4,800,153
Interests paid		(2,030,829)	—
Foreign exchange		5,600,265	(2,277,578)

Lease liabilities at December 31, 2020	Ps.	63,184,128	68,148,627

The obligation recognized as of December 31, 2020 and 2019, amounted to Ps. 63,184,128 and Ps. 68,148,627, of which Ps. 8,106,937 and Ps. 5,847,085 were recognized in current liabilities and Ps. 55,077,191 and Ps. 62,301,542 in non-current
liabilities, respectively.

iii.	Amounts recognized in the statement of comprehensive Income

	Total
	2020		2019
Depreciation of rights of use	Ps.	7,229,231	7,429,275
Interests from lease liabilities		5,784,476	5,360,072
Expenses related to short-term leases		7,631	58,701

iv.	Amounts recognized in the statement of cash flows

	Total
	2020		2019
Lease payments (principal and interests)	Ps.	(10,010,801)	(10,709,421)